Related Party Transactions - Schedule of Loan Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Notes Payable, Total	$ 5,298	$ 5,806	$ 6,708
Founder Notes | Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Total			79
Principal Stockholder Promissory Notes | Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Total	5,146	5,085	5,503
Other Related Party Promissory Notes | Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Total	$ 152	$ 721	$ 1,126